NOTE 12 - STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
NOTE 12 - STOCKHOLDERS’ EQUITY

NOTE 10 - STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized 25,000,000 preferred shares with a par value of $0.001 per share.  The Board of Directors is authorized to divide the authorized shares of Preferred Stock into one or more series, each of which shall be so designated as to distinguish the shares thereof from the shares of all other series and classes.

Special 2019 Series A Preferred Stock

The Company has designated one (1) share of Series A Preferred Stock, par value $0.001.

On March 12, 2021, the Company amended the designation of the Special 2019 Series A Preferred shares and removed the right of the holder to convert the Special 2019 Series A Preferred share to 500,000,000 shares of common stock of the Company.

The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration.

In the nine months ended September 30, 2021, the Company transferred from treasury to a related party one (1) share of Special 2019 Series A Preferred stock for debt settlement of $60,000.

As of September 30, 2021, the Company had 1 share of 2019 Series A Preferred stock issued and outstanding. As of December 31, 2020, the Company held 1 share of Special 2019 Series A Preferred stock in its Treasury.

Series B Preferred Stock

At September 30, 2021 and December 31, 2020, the Company had designated 12,000,000 shares of Series B Preferred Stock, par value $0.001. On March 31, 2021 the Company amended and restates its Articles of Incorporation and in doing so, retired the Series B Preferred Stock.

Prior to the retirement of the Series B Preferred Stock, the following designations were in effect:

Holders of the Series B Preferred Stock shall after two years of issuance, convert this Class B Preferred Stock based on each Class B Preferred Share equaling .00001% of the total issued and outstanding Common shares of the Company. In the event of a merger, reorganization, recapitalization or similar event of or with respect to the Corporation (other than a Corporate Change in which the Corporation is the surviving entity), this Class B Preferred Stock shall be converted based on each Class B Preferred Share equaling .00001% of the total issued and outstanding shares of common stock of the Company

During the nine months ended September 30, 2021, the Company converted the 2 shares of Series B Preferred to 2,650 shares of common stock.

As of September 30, 2021 and December 31, 2020, the Company had 0 and 2, shares of Series B preferred stock issued and outstanding, respectively.

Common Stock

The Company has authorized 3,000,000,000 common shares with a par value of $0.01 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

During the nine months ended September 30, 2021, the Company issued common shares as follows:

•	510,200 shares for Advisory Board services valued at $1,532,641
•	24,000 shares for Investor Relations services valued at $60,000
•	2,650 shares for conversion of B preferred shares for the conversion of debt of $6,000
•	4,500,000 shares for conversion of debt of $45,000. The debt consisted of the 2019 Convertible promissory Note of $25,000, plus an accrued consultancy fee of $50,000. The Company recorded other income in respect of a gain on the settlement of the debt of $5,000
•	2,500,000 shares for the conversion of the 2019 Convertible promissory note (Note 7 Convertible Debt)

As at September 30, 2021 and December 31, 2020, the Company had 140,102,075 and 132,565,225 shares of common stock issued and outstanding, respectively.

NOTE 12 - STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized 25,000,000 preferred shares with a par value of $0.001 per share.  The Board of Directors is authorized to divide the authorized shares of Preferred Stock into one or more series, each of which shall be so designated as to distinguish the shares thereof from the shares of all other series and classes.

Special 2019 Series A Preferred Stock

The Company has designated one (1) share of Series A Preferred Stock, par value $0.001. On March 12, 2021, the Company amended the designation of the Special 2019 Series A preferred share and removed the right of the holder to convert the 2019 Special A preferred share to 500,000,000 common stocks of the Company.

The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Company for their action or consideration.

Bubblr Limited paid $60,000, in a private transaction to acquire the shares in November 2019. As a result of the reverse merger with Bubblr Limited, the Company essentially reacquired these shares, and as such has reported them as treasury stock upon consolidation at its $60,000 cost at December 31, 2020 and 2019.

Convertible Class A Preferred Stock

The holders of Class A Preferred Stock had the equivalent of 10 votes of common stock per one share held, and 10 to 1 conversion rights into shares of our common stock.

As of December 31, 2020 and 2019, the Company had 0 and 0 shares of Convertible Class A preferred stock issued and outstanding, respectively.

On March 31, 2021, the Company amended and restated its Articles of Incorporation, pursuant to which the Convertible Class A Preferred stock was retired.

Series B Preferred Stock

The Company had designated 12,000,000 shares of Series B Preferred Stock, par value $0.001.

Holders of the Series B Preferred Stock shall after two years of issuance, convert this Class B Preferred Stock based on each Class B Preferred Share equaling .00001% of the total issued and outstanding Common shares of the Company. In the event of a merger, reorganization, recapitalization or similar event of or with respect to the Corporation (other than a Corporate Change in which the Corporation is the surviving entity), this Class B Preferred Stock shall be converted based on each Class B Preferred Share equaling .00001% of the total issued and outstanding shares of common stock of the Company

On November 6, 2020, the Company issued 6,000,000 shares of Series B Preferred stock to an officer of the Company for $6,000.

On November 12, 2020 the Company did a reverse split of the Class B Preferred Stock on a one(1) share for each six million (6,000,000) Share basis.

As of December 31, 2020 and 2019, the Company had 2 and 0, shares of Series B preferred stock issued and outstanding, respectively.

On March 31, 2021, the Company amended and restated its Articles of Incorporation, pursuant to which the Convertible Series B Preferred stock was retired.

Convertible Preferred Series C Stock

The Company had designated 5,000,000 shares of Convertible preferred Series C Stock par value $0.001.

Each shareholder of Convertible Preferred Series C Stock had one thousand (1,000) votes per share and may vote along with the Common Stock. The holder had no right to receive dividends and the right to convert into one thousand (1,000) shares of Common Stock. Each share had a liquidation preference of $.125 per share.

As of December 31, 2020 and 2019, the Company had 0 shares of Convertible Preferred Series C stock issued and outstanding.

On March 31, 2021, the Company amended and restated its Articles of Incorporation, pursuant to which the Convertible Preferred Series C Stock was retired.

Common Stock

The Company has authorized 3,000,000,000 common shares with a par value of $0.01 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the Company is sought.

During the year ended December 31, 2020, the Company issued common shares as follows:

•	439,998 shares for conversion of debt of $403,880.
•	468,582 shares for proceeds of $239,635

During the year ended December 31, 2019, the Company issued common shares as follows:

•	9,861,345 shares for the conversion of debt of $632,136.
•	4,041,407 shares for proceeds of $2,066,805.

As at December 31, 2020 and 2019, the Company had 132,565,225 and 126,902,749 shares of common stock issued and outstanding, respectively.